August 28, 2024

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:

DSS AmericaFirst Funds (f.k.a. DSS AmericaFirst Quantitative Funds)

File Nos. 333-179594 and 811-22669

Dear Sir/Madam:

On behalf of DSS AmericaFirst Funds (f.k.a. DSS AmericaFirst Quantitative Funds), a registered investment company (the "Trust"), we hereby submit, via electronic filing, Post-Effective Amendment No. 33 to the Trust's Registration Statement under the Securities Act of 1933. The Amendment is filed pursuant to Rule 485(a) promulgated under the Securities Act of 1933. The main purposes of this filing are to:

(A)

(i) rename the DSS AmericaFirst Defensive Growth Fund as the DSS AmericaFirst Total Return Bond Fund, (ii) change the investment objective from capital appreciation through all market cycles to total return from income and capital appreciation, (iii) adopt an 80% bond investment policy, and (iv) recast strategy and risk disclosures; and

(B)

(i) rename the DSS AmericaFirst Large Cap Share Buyback Fund as the DSS AmericaFirst Alpha Trends Factor Fund, (ii) change the investment objective from growth of capital to capital gains, (iii) discontinue an 80% large capitalization companies investment policy, and (iv) recast strategy and risk disclosures.

If you have any questions, please contact Parker Bridgeport 614-469-3238.

Very truly yours,

Parker Bridgeport

Senior Counsel

Thompson Hine LLP